Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Fuel and other raw materials	$ 733	$ 366
Spare parts and supplies	322	238
Total	1,055	604
Inventory [Line Items]
Inventory, Net	$ 1,055	$ 604